Pay vs Performance Disclosure - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table (SCT) Total for CEO #1(a)	Compensation Actually Paid (CAP) to CEO #1 (a)(b)	SCT Total for CEO #2(a)	CAP to CEO #2(a)(b)	SCT Total for CEO #3(a)	CAP to CEO #3(a)(b)	Average SCT for Other NEOs(a)	Average CAP to Other NEOs(a)(b)	Value of Initial Fixed $100 Investment Based on: Total Stockholder Return(c)	Net Income (Loss) (in thousands)
2025T	$50,000	$50,000	$50,000	$44,330			$235,565	$235,565	$21.79	$1,969
2024	$125,635	$125,635	$172,732	$202,162	$276,051	$276,051	$366,854	$366,854	$21.01	$(6,677)
2023	$1,405,267	$1,405,267			$216,627	$216,627	$395,183	$395,183	$19.97	$2,414
2022	$697,927	$625,927					$409,232	$391,079	$33.84	$10,046
(a)	Our NEOs were:

	CEO #1	CEO #2	CEO #3	Other NEOs
2025T	Mark R. Jundt	Daniel C. Philp		Elizabeth E. McShane, Werner F. Jansen
2024	Mark R. Jundt(1)	Daniel C. Philp(1)	Randy D. Uglem(2)	Elizabeth E. McShane, Werner F. Jansen, Zackery A. Weber(4)
2023	Kristine A. Glancy(5)		Randy D. Uglem(2)	Adam D. May, Zackery A. Weber
2022	Kristine A. Glancy			Adam D. May, Zackery A. Weber
(1)	Messrs. Jundt and Philp were appointed to serve as Co-Chief Executive Officers effective July 1, 2024.
(2)	Mr. Uglem’s employment with the Company started on March 31, 2023 and ended on July 1, 2024.
(3)	Ms. McShane was appointed to serve as Chief Financial Officer, Treasurer and Secretary effective May 20, 2024.
(4)	Mr. Weber departed all positions with the Company on June 3, 2024.
(5)	Ms. Glancy’s employment with the Company ended on August 31, 2023.
(b)	SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. None of our NEOs participate in a pension plan; therefore, no adjustment from the SCT total related to pension value was made. Other than Mr. Philp (CEO#2 for 2025T and 2024), no other CEO or NEO had any equity compensation awards. A reconciliation of Total Compensation from the SCT to Compensation Actually Paid for Mr. Philp for 2024 and 2025T is shown below:

Adjustments	2025T	2024
Total Compensation from SCT	$50,000	$172,732
(Subtraction): SCT amounts of Stock and Option awards	-	(101,520)
Addition: Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	-	130,950
Addition (Subtraction): Amount equal to the difference in fair value from the end of the prior fiscal year to the end of the covered fiscal year of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	3,240	-
Addition: Fair value as of the vesting date, for awards that are granted and vest in the same year	-	-
Addition (Subtraction): Amount equal to the difference in fair value from the end of the prior fiscal year to the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(8,910)	-
(Subtraction): Amount equal to the fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	-	-
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	-	-
Compensation Actually Paid (as calculated)	$44,330	$202,162

(c)	Total stockholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2021 (the last trading day of 2021) through and including the end of the fiscal year for each year reported in the table.

Named Executive Officers, Footnote

	Summary Compensation Table (SCT) Total for CEO #1(a)	Compensation Actually Paid (CAP) to CEO #1 (a)(b)	SCT Total for CEO #2(a)	CAP to CEO #2(a)(b)	SCT Total for CEO #3(a)	CAP to CEO #3(a)(b)	Average SCT for Other NEOs(a)	Average CAP to Other NEOs(a)(b)	Value of Initial Fixed $100 Investment Based on: Total Stockholder Return(c)	Net Income (Loss) (in thousands)
2025T	$50,000	$50,000	$50,000	$44,330			$235,565	$235,565	$21.79	$1,969
2024	$125,635	$125,635	$172,732	$202,162	$276,051	$276,051	$366,854	$366,854	$21.01	$(6,677)
2023	$1,405,267	$1,405,267			$216,627	$216,627	$395,183	$395,183	$19.97	$2,414
2022	$697,927	$625,927					$409,232	$391,079	$33.84	$10,046
(a)	Our NEOs were:

	CEO #1	CEO #2	CEO #3	Other NEOs
2025T	Mark R. Jundt	Daniel C. Philp		Elizabeth E. McShane, Werner F. Jansen
2024	Mark R. Jundt(1)	Daniel C. Philp(1)	Randy D. Uglem(2)	Elizabeth E. McShane, Werner F. Jansen, Zackery A. Weber(4)
2023	Kristine A. Glancy(5)		Randy D. Uglem(2)	Adam D. May, Zackery A. Weber
2022	Kristine A. Glancy			Adam D. May, Zackery A. Weber
(1)	Messrs. Jundt and Philp were appointed to serve as Co-Chief Executive Officers effective July 1, 2024.
(2)	Mr. Uglem’s employment with the Company started on March 31, 2023 and ended on July 1, 2024.
(3)	Ms. McShane was appointed to serve as Chief Financial Officer, Treasurer and Secretary effective May 20, 2024.
(4)	Mr. Weber departed all positions with the Company on June 3, 2024.
(5)	Ms. Glancy’s employment with the Company ended on August 31, 2023.

Adjustment To PEO Compensation, Footnote
(b)	SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. None of our NEOs participate in a pension plan; therefore, no adjustment from the SCT total related to pension value was made. Other than Mr. Philp (CEO#2 for 2025T and 2024), no other CEO or NEO had any equity compensation awards. A reconciliation of Total Compensation from the SCT to Compensation Actually Paid for Mr. Philp for 2024 and 2025T is shown below:

Adjustments	2025T	2024
Total Compensation from SCT	$50,000	$172,732
(Subtraction): SCT amounts of Stock and Option awards	-	(101,520)
Addition: Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	-	130,950
Addition (Subtraction): Amount equal to the difference in fair value from the end of the prior fiscal year to the end of the covered fiscal year of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	3,240	-
Addition: Fair value as of the vesting date, for awards that are granted and vest in the same year	-	-
Addition (Subtraction): Amount equal to the difference in fair value from the end of the prior fiscal year to the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year	(8,910)	-
(Subtraction): Amount equal to the fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	-	-
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	-	-
Compensation Actually Paid (as calculated)	$44,330	$202,162

Non-PEO NEO Average Total Compensation Amount	$ 235,565	$ 366,854	$ 395,183	$ 409,232
Non-PEO NEO Average Compensation Actually Paid Amount	$ 235,565	366,854	395,183	391,079
Compensation Actually Paid vs. Total Shareholder Return
(1)	Total stockholder return in the above chart reflects the cumulative return of $100.00 as if invested on December 31, 2021, including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 21.79	21.01	19.97	33.84
Net Income (Loss)	1,969,000	(6,677,000)	2,414,000	10,046,000
Mark R. Jundt
Pay vs Performance Disclosure
PEO Total Compensation Amount	50,000	125,635
PEO Actually Paid Compensation Amount	$ 50,000	125,635
PEO Name	CEO #1
Daniel C. Philp
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 50,000	172,732
PEO Actually Paid Compensation Amount	$ 44,330	202,162
PEO Name	Philp
Daniel C. Philp | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(101,520)
Daniel C. Philp | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		130,950
Daniel C. Philp | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,240
Daniel C. Philp | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,910)
Randy D. Uglem
Pay vs Performance Disclosure
PEO Total Compensation Amount		276,051	216,627
PEO Actually Paid Compensation Amount		$ 276,051	216,627
Kristine A. Glancy
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,405,267	697,927
PEO Actually Paid Compensation Amount			$ 1,405,267	$ 625,927